Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 28. Related party transactions

Parent entity

Mobilicom Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 29.

Key management personnel

Disclosures relating to key management personnel are set out in note 25.

Receivable from and payable to related parties

The following balances are outstanding at the reporting date in relation to transactions with related parties:

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Current payables:
Payables to related parties	25,667	3,667	17,437

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.